NYSE Euronext

10013856

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34961

November 11, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, SYSWIN Inc., American depositary shares, each representing four (4) ordinary shares, and Ordinary shares, par value US$0.0000008 per share (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American depositary shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 10, 2010. Tentative listing date – November 23, 2010.

Sincerely,